UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):			[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:	1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510
Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California	February 14, 2007



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 1
Form 13F Information Table Entry Total:		27
Form 13F Information Table Value Total:		199721

List of Other Included Managers:

No. 13F File Number			Name
01	028-12480				Rosen Financial Services, LLC

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FORM 13F INFORMATION TABLE

         NAME OF ISSUER		TITLE			VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS	CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------	--------------	-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROPERTY CORP	COMMON STOCKS	00163T109	8069	140185	SH		Defined	1	140185
AVALON BAY CMNTYS INC	COMMON STOCKS	53484101	7374	78333	SH		Defined	1	78333
AVALONBAY CMNTYS INC	PREFD STOCKS	53484705	253	10000	SH		Defined	1	10000
BOSTON PROPERTIES INC	COMMON STOCKS	101121101	9411	102510	SH		Defined	1	102510
BRANDYWINE RLTY TR	COMMON STOCKS	105368203	2021	112714	SH		Defined	1	112714
BRE PROPERTIES INC CL A	COMMON STOCKS	5.56E+109	6616	163232	SH		Defined	1	163232
CAMDEN PROP TRUST-SBI	COMMON STOCKS	133131102	315	6539	SH		Defined	1	6539
CORPORATE OFFICE PROP	COMMON STOCKS	22002T108	3638	115497	SH		Defined	1	115497
DOUGLAS EMMETT INC	COMMON STOCKS	25960P109	9489	419690	SH		Defined	1	419690
EQUITY RESIDENTIAL PROP	COMMON STOCKS	29476L107	5249	143926	SH		Defined	1	143926
ESSEX PROP TRUST INC	COMMON STOCKS	297178105	6052	62081	SH		Defined	1	62081
FDRL RLT INV TR SBI NEW	COMMON STOCKS	313747206	2997	36484	SH		Defined	1	36484
GENERAL GROWTH PROP INC	COMMON STOCKS	370021107	3489	84734	SH		Defined	1	84734
HCP INC			COMMON STOCKS	40414L109	4890	140605	SH		Defined	1	140605
HOST HOTELS & RSRTS INC	COMMON STOCKS	44107P104	2106	123615	SH		Defined	1	123615
ISHARES TR DJ US RE IDX	PUT OPTIONS	464287739	55451	844000	SH	PUT	Defined	1	844000
MACERICH CO		COMMON STOCKS	554382101	3748	52749	SH		Defined	1	52749
MAGUIRE PROP INC	NASDAQ OTC ISS	559775101	6738	228633	SH		Defined	1	228633
MISSION WEST PPTYS	COMMON STOCKS	605203108	3055	321199	SH		Defined	1	321199
PENNSYLVANIA RE		COMMON STOCKS	709102107	5190	174876	SH		Defined	1	174876
POST PROP INC		COMMON STOCKS	737464107	6206	176701	SH		Defined	1	176701
PROLOGIS TR		COMMON STOCKS	743410102	10770	169930	SH		Defined	1	169930
REGENCY REALTY CORP	COMMON STOCKS	758849103	5992	92914	SH		Defined	1	92914
SIMON PROP GROUP INC	COMMON STOCKS	828806109	7336	84460	SH		Defined	1	84460
SL GREEN REALTY CORP	COMMON STOCKS	78440X101	7764	83068	SH		Defined	1	83068
TAUBMAN CENTERS INC	COMMON STOCKS	876664103	7059	143497	SH		Defined	1	143497
VORNADO REALTY TRUST	COMMON STOCKS	929042109	8443	95993	SH		Defined	1	95993
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